Fair Value of Financial Instruments	12 Months Ended
Jul. 31, 2019
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Fair Value of Financial Instruments

24. Fair Value of Financial Instruments

The carrying values of the financial instruments as at July 31, 2019 are summarized in the following table:

			Financial assets	Financial liabilities
		Amortized	designated as	designated
	Note	costs	FVTPL	as FVTPL	Total
Assets		$	$	$	$
Cash and cash equivalents	4	–	113,568	–	113,568
Restricted cash	5	–	22,350	–	22,350
Short-term investments	4	–	25,937	–	25,937
Trade receivables		19,693	–	–	19,693
Commodity taxes recoverable and other receivables	6	15,247	–	–	15,247
Convertible debenture receivable	15	–	13,354	–	13,354
Long term investments	20	–	14,277	–	14,277
Liabilities		$	$	$	$
Accounts payable and accrued liabilities		45,581	–	–	45,581
Warrant liability	12	–	–	493	493
Deferred rent liability		946	–	–	946
Term loan	16	33,374	–	–	33,374

The carrying values of trade receivables, accounts payable, accrued liabilities and the term loan approximate their fair values due to their relatively short periods to maturity.

The carrying values of the financial instruments as at July 31, 2018 are summarized in the following table:

			Financial assets	Financial liabilities
		Amortized	designated as	designated
	Note	costs	FVTPL	as FVTPL	Total
Assets		$	$	$	$
Cash and cash equivalents	4, 26	–	99,042	–	99,042
Short-term investments	4, 26	–	145,747	–	145,747
Trade receivables		644	–	–	644
Commodity taxes recoverable and	6	4,237	–	–	4,237
other receivables
Convertible debenture receivable	15	–	10,000	–	10,000
Liabilities		$	$	$	$
Accounts payable and accrued liabilities		8,995	–	–	8,995
Warrant liability	12	–	–	3,130	3,130